Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	£ (23)	£ (18)	£ (11)
Differences on exchange	1	3	(4)
Interest on unrecognised funded scheme surpluses	(2)	(2)	(2)
Movement in year	4	(6)	(1)
Unrecognised funded scheme surpluses, ending balance	(20)	(23)	(18)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	(23)	(18)	(11)
Differences on exchange	1	3	(4)
Interest on unrecognised funded scheme surpluses	(2)	(2)	(2)
Movement in year	4	(6)	(1)
Unrecognised funded scheme surpluses, ending balance	£ (20)	£ (23)	£ (18)